UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  June 30, 2009
Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Guinness Atkinson Asset Management Inc
Address:   14 Queen Anne s Gate
           London, England
           SW1H 9AA
Form 13F File Number:      -
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:      Giles Robinette
Title:     Compliance Officer
Phone:     +44(0)20 7222 1665
Signature, Place, and Date of Signing:
  /s/ Giles Robinette        London, England            July 14, 2009

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       60
Form 13F Information Table Value Total:       83599
                                                (thousands)
List of Other Included Managers: NONE
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     Form 13F INFORMATION TABLE

       COLUMN 1                COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7        COLUMN 8
- --------------------------  -------------      --------    --------   ---------------- ----------   --------  --------------------
                                                            VALUE    SHRS OR SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER          TITLE OF CLASS      CUSIP      (x$1000)  PRN AMT PRN CALL  DISCRETION   MANAGERS   SOLE  SHARED  NONE

issuer                             class          CUSIP     value  shares shput/cdiscotherSOLE   SHARENONE
- ----------------------------------------------------------------------------------------------------------------------------------
AMAZON COM INC                     COM            023135106    1240   14820SH     SOLE        14820
ANADARKO PETROLE                   COM            032511107     925   20370SH     SOLE        20370
Apache Corp.                       COM            037411105     838   11609SH     SOLE        11609
APPLIED MATERIALS INC              COM            038222105    1082   98640SH     SOLE        98640
BP PLC                             SPONSORED ADR  055622104    1137   23850SH     SOLE        23850
CITIGROUP INC                      COM            172967101     409  137850SH     SOLE       137850
COMPANHIA ENERGETICA DE MINAS      SPON ADR PAR .0204409601    1849  137558SH     SOLE       137558
CONOCOPHILLIPS                     COM            20825C104    1343   31928SH     SOLE        31928
COSTCO WHSL CORP NEW               COM            22160K105    1026   22450SH     SOLE        22450
EBAY INC                           COM            278642103    1377   80390SH     SOLE        80390
ECHELON CORP                       OC COM         27874N105    1759  207448SH     SOLE       207448
ENCANA CORP                        COM            292505104     876   17636SH     SOLE        17636
FIRST SOLAR INC                    COM            336433107    1783   11000SH     SOLE        11000
HALLIBURTON CO                     COM            406216101    1321   63800SH     SOLE        63800
HELIX ENERGY SOL                   COM            42330P107    1086   99880SH     SOLE        99880
HESS CORP                          COM            42809H107    1179   21943SH     SOLE        21943
HONDA MOTOR LTD                    ADR AMER SHS   438128308     520   18990SH     SOLE        18990
HSBC HLDGS PLC                     SPONSORED ADR N404280406     210    5024SH     SOLE         5024
IMPERIAL OIL                       COM NEW        453038408    1387   35707SH     SOLE        35707
JA SOLAR HLDGS CO LTD              SPONSORED ADR  466090107    2452  521800SH     SOLE       521800
L 3 COMMUNICATIONS HLDG CORP       COM            502424104     919   13250SH     SOLE        13250
LDK SOLAR CO LTD                   SPONSORED ADR  50183L107    1276  113100SH     SOLE       113100
MARATHON OIL CORP COM              COM            565849106    1383   45900SH     SOLE        45900
MEMC ELECTR MATLS INC              COM            552715104    1928  108280SH     SOLE       108280
MICROSOFT CORP                     COM            594918104     645   27118SH     SOLE        27118
NETEASE COM INC                    SPONSORED ADR  64110W102    3131   89000SH     SOLE        89000
NETFLIX COM INC                    COM            64110L106    1099   26590SH     SOLE        26590
NEWFIELD EXPL CO                   COM            651290108     882   26986SH     SOLE        26986
NEXEN INC                          COM            65334H102    1286   59121SH     SOLE        59121
NOBLE ENERGY INC                   COM            655044105    1453   24635SH     SOLE        24635
NOKIA CORP                         SPONSORED ADR  654902204    1403   96222SH     SOLE        96222
NUCOR CORP                         COM            670346105    1159   26080SH     SOLE        26080
NVIDIA CORP                        COM            67066G104    1272  112665SH     SOLE       112665
OCCIDENTAL PETE                    COM            674599105    1435   21808SH     SOLE        21808
ORACLE CORP                        COM            68389X105    1252   58460SH     SOLE        58460
ORMAT TECHNOLOGIES INC             COM            686688102    2101   52119SH     SOLE        52119
PARAMETRIC TECHNOLOGY CORP         COM NEW        699173209    1327  113480SH     SOLE       113480
PATTERSON-UTI                      COM            703481101     875   68070SH     SOLE        68070
PERFECT WORLD CO LT                SPONSORED ADR R71372U104    2421   80400SH     SOLE        80400
PETRO-CANADA                       COM            71644E102    1289   33330SH     SOLE        33330
PETROBRAS-SP ADR                   SPONSORED ADR  71654V101    1396   41860SH     SOLE        41860
PIONEER NATURAL                    COM            723787107     885   34720SH     SOLE        34720
QWEST COMMUNICATIONS INTL INC      COM            749121109    1089  262490SH     SOLE       262490
RENESOLA LTD                       SPONSORED ADS  75971T103    4429  786700SH     SOLE       786700
SCHLUMBERGER LTD                   COM            806857108    1322   24430SH     SOLE        24430
SOHU COM INC                       COM            83408W103    3459   55100SH     SOLE        55100
SONY CORP                          AMER SH NEW    835699307    1454   56228SH     SOLE        56228
STATE STREET CORPORATION           COM            857477103    1226   25984SH     SOLE        25984
SUNCOR ENERGY INC                  COM            867229106     632   20750SH     SOLE        20750
SUNPOWER CORP                      COM CL B       867652307    1715   71620SH     SOLE        71620
SUNTECH PWR HLDGS CO LTD           ADR            86800C104    2267  126911SH     SOLE       126911
SWIFT ENERGY COMPANY               COM            870738101     939   56400SH     SOLE        56400
TAIWAN SEMICNDCTR MFG CO LTD       SPONSORED ADR  874039100    1155  122706SH     SOLE       122706
TD AMERITRADE HLDG CORP            COM            87236Y108    1312   74780SH     SOLE        74780
TOYOTA MTR CO                      ADR 2 COM      892331307     555    7350SH     SOLE         7350
TRINA SOLAR LTD                    SPONSORED ADR  89628E104    4334  169100SH     SOLE       169100
UNIT CORP                          COM            909218109    1205   43697SH     SOLE        43697
VODAFONE GROUP PLC NEW             SPONSORED ADR N92857W209     514   26355SH     SOLE        26355
WHITING PETE CORP                  COM            966387102    1098   31230SH     SOLE        31230
WIND RIV SYS INC                   COM            973149107    1518  132440SH     SOLE       132440

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